Stock-based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Compensation expense recognized
Total stock-based compensation expense	$ 65	$ 217	$ 137	$ 440	$ 767	$ 2,087
Sales and marketing
Compensation expense recognized
Total stock-based compensation expense	4	30	15	60	107	280
General and administrative
Compensation expense recognized
Total stock-based compensation expense	26	128	51	256	451	1,494
Research and development
Compensation expense recognized
Total stock-based compensation expense	$ 35	$ 59	$ 71	$ 124	$ 209	$ 313